Condensed Financial Information of the Parent Company Only - Schedule of Condensed Statements of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income
Interest and dividends received from subsidiaries	$ 97,658	$ 95,351	$ 91,968
Other	2,202	1,733	993
Expenses
Interest on subordinated notes	3,394	3,899	3,774
Other	6,535	6,652	7,106
Total expenses	50,847	49,524	52,359
Income tax benefit	(5,298)	(4,102)	524
Net income	23,801	18,256	956
HAWTHORN BANCSHARES, INC. | Reportable Legal Entities
Income
Interest and dividends received from subsidiaries	22,102	20,117	10,158
Other	2,068	1,581	1,390
Total income	24,170	21,698	11,548
Expenses
Interest on subordinated notes	3,394	3,899	3,774
Other	2,271	2,875	2,771
Total expenses	5,665	6,774	6,545
Income before income tax benefit and equity in undistributed income of subsidiaries	18,505	14,924	5,003
Income tax benefit	734	1,672	1,058
Equity in undistributed income (loss) of subsidiaries	4,562	1,660	(5,105)
Net income	$ 23,801	$ 18,256	$ 956